Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 241,590	$ 556,334
Items that are or may be subsequently reclassified to statement of income:
Gain on foreign currency translation adjustments	310,358	577,679
Gain on cash flow hedge	309	376
Deferred income tax on gain on cash flow hedge	382	(94)
Other fair value adjustments through other comprehensive income		(25)
Items that will not be subsequently reclassified to statement of income:
Loss associated with pension and other postretirement benefit obligations	(977)	(494)
Income tax on gain (loss) associated with pension and other postretirement benefit obligations	256	(16)
Total other comprehensive income	310,328	577,426
Comprehensive Income	551,918	1,133,760
Total comprehensive income (loss) attributable to:
Company shareholders	542,522	1,200,914
Non-controlling interest	9,396	(67,154)
Total comprehensive income (loss) attributable	$ 551,918	$ 1,133,760